Fair Value Measurements (Schedule Of Carrying Amounts And Estimated Fair Values Of Long-Term Debt And Preferred Stock) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt and Capital Lease Obligations	$ 6,157	[1]	$ 6,032	[1]
Preferred stock	142	[1]	142	[1]
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt and capital lease obligations (including current portion)	7,110	[1]	6,961	[1]
Preferred stock	$ 123	[1]	$ 92	[1]

[1]	Preferred stock along with the noncontrolling interest of EEI is recorded in "Noncontrolling Interests" on the consolidated balance sheet.